Insurance and Reinsurance Contract Assets and Liabilities - Additional Information (Detail) - CAD ($) $ in Millions			3 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2024	Feb. 22, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 02, 2025	Nov. 20, 2024	Mar. 25, 2024	Dec. 11, 2023
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows				$ (347)		$ (174)	$ (3,197)
Decrease in pre tax other comprehensive income due to changes in acturial assumptions			$ 47
Decrease in post tax other comprehensive income due to changes in acturial assumptions			$ 37
Bottom of range | With effect from the fourth quarter
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk			95.00%				95.00%
Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax net income attributed to shareholders				27		(250)	$ 171
Increase (decrease) in net income attributed to shareholders after tax				(14)		(199)	105
Increase (decrease) in pre-tax net income attributed to participating policyholders				58		29	173
Increase (decrease) in post-tax net income attributed to participating policyholders				74		21	165
Increase (decrease) in contractual service margin			$ 2,638	116		(421)	2,754
Increase in pre-tax other comprehensive income				146		771	99
Increase in post-tax other comprehensive income				110		632	$ 73
Increase in pre-tax other comprehensive income attributed to participating policyholders						45
Increase in post-tax other comprehensive income attributed to participating policyholders						32
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions			2,850
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions			144
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions			119
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions			115
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions			$ 91
Insurance risk | Canada
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in impact of changes in pre fulfilment cash flows				(159)		(266)
Increase (decrease) in impact of changes in net income attributed to shareholder pre-tax				52		3
Increase (decrease) in impact of changes in net income attributed to shareholders after tax				37		2
Increase (decrease) in impact of changes in contractual service margin flows				142		222
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder pre-tax				2		(15)
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder post-tax				1		(10)
Insurance risk | U.S.
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in impact of changes in pre fulfilment cash flows					$ 270	895
Increase (decrease) in impact of changes in net income attributed to shareholder pre-tax					134	(256)
Increase (decrease) in impact of changes in net income attributed to shareholders after tax					106	(202)
Increase (decrease) in impact of changes in contractual service margin flows					(600)	(1,228)
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder pre-tax					196	589
Increase (decrease) in impact of changes in other comprehensive income attributed to shareholder post-tax					$ 155	466
Insurance risk | Asia
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin						591
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions						818
Decrease in pre-tax income attributable to shareholders due to updates in incidence rates						4
Decrease in after-tax income attributable to shareholders due to updates in incidence rates						5
Increase (decrease) in pre-tax other comprehensive income attributable to shareholders due to updates in incidence rates						213
Increase (decrease) in after tax other comprehensive income attributable to shareholders due to updates in incidence rates						190
Insurance risk | Corporate and Other
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions				1
Increase in pre-tax fulfilment cash flows due to changes in actuarial methods and assumptions						15
Increase in pre-tax net income attributable to shareholders due to changes in actuarial methods and assumptions						7
Increase in post-tax net income attributable to shareholders due to changes in actuarial methods and assumptions						6
Decrease in contractual service margin flows due to changes in actuarial methods and assumptions						6
Increase (decrease) in pre tax other comprehensive income due to changes in acturial methods and assumptions				1		(16)
Increase (decrease) in post tax other comprehensive income due to changes in acturial methods and assumptions				1		$ (14)
Insurance risk | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk			90.00%			90.00%	90.00%
Insurance risk | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk			95.00%			95.00%	95.00%
Lapse and policyholder behaviour updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ 620	$ 98
Reinsurance contract and other risk adjustment review
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ 427
Reinsurance contract and other risk adjustment review | Bottom of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk						90.00%
Reinsurance contract and other risk adjustment review | Top of range
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Confidence level used to determine risk adjustment for non-financial risk						95.00%
Expense updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						$ (406)
Financial related updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						(386)
Mortality and morbidity updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows						(273)	265
Methodology and other updates
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows			$ (2,850)	(577)		$ (156)	(3,427)
Canada variable annuity product review
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in pre-tax fulfilment cash flows							$ (133)
Asia | Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin			2,348
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions			2,513
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions			107
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions			90
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions			75
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions			62
Decrease in pre tax other comprehensive income due to changes in acturial assumptions			17
Decrease in post tax other comprehensive income due to changes in acturial assumptions			14
Canada | Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin			213
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions			246
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions			4
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions			3
Increase in pre tax net income attributable to policyholders due to changes in acturial assumptions			40
Increase in post tax net income attributable to policyholders due to changes in acturial assumptions			29
Decrease in pre tax other comprehensive income due to changes in acturial assumptions			11
Decrease in post tax other comprehensive income due to changes in acturial assumptions			8
U.S. | Insurance risk
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin			78
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions			91
Increase in pre tax net income attributable to the shareholders due to changes in acturial methods and assumptions			33
Increase in post tax net income attributable to the shareholders due to changes in acturial methods and assumptions			26
Decrease in pre tax other comprehensive income due to changes in acturial assumptions			20
Decrease in post tax other comprehensive income due to changes in acturial assumptions			$ 15
Market Movements And Updates In Morbidity Assumption In Other Geographies | Asia | Insurance risk | Asia
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase (decrease) in contractual service margin				574
Reduction in pre-tax fulfillment cash flows due to changes in actuarial methods and assumptions				457
Decrease in pre-tax income attributable to shareholders due to updates in incidence rates				159
Decrease in after-tax income attributable to shareholders due to updates in incidence rates				157
Increase (decrease) in pre-tax other comprehensive income attributable to shareholders due to updates in incidence rates				(53)
Increase (decrease) in after tax other comprehensive income attributable to shareholders due to updates in incidence rates				$ (47)
Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred		$ 13,400
Insurance and investment contract net liabilities		13,200
Reinsurance contractual service margin		308
Financial assets		$ 134
RGA Life Reinsurance Company of Canada | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred	$ 5,500
Insurance and investment contract net liabilities	5,400
Reinsurance contractual service margin	$ 213
Reinsurance Group of America, Incorporated | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Invested assets transferred								$ 5,400
Reinsurance Group of America, Incorporated | Reinsurance contracts held | Forecast
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Insurance and investment contract net liabilities								$ 5,400
Transaction Has Closed | Administering The Insurance Contracts | RGA Life Reinsurance Company of Canada | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts										100.00%
Transaction Has Closed | LTC Block | Administering The Insurance Contracts | Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts											80.00%
Transaction Has Closed | Other Block | Administering The Insurance Contracts | Global Atlantic Financial Group | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts											100.00%
Transaction Expected To Close | LTC And Structured Settlements Blocks | Administering The Insurance Contracts | Reinsurance Group of America, Incorporated | Reinsurance contracts held
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Percentage share in the insurance contracts									75.00%